Severance Pay (Tables)	12 Months Ended
Dec. 31, 2023
Severance Pay [Abstract]
Schedule of Amounts Accrued and the Portions Funded, With Severance Pay Funds and By the Insurance Policies	The amounts accrued and the portions funded, with severance pay funds, pension funds and by the insurance policies are reflected in the financial statements as follows:
	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Accrued severance pay	$2,060	$1,930
Severance pay fund	(2,051)	(1,914)
Unfunded balance	$9	$16